NET LOSS PER SHARE - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock [Member]
Anti dilutive securities excluded from computation of earnings per share	2,777,428	20,003,824	4,837,329
Employee Stock Option [Member]
Anti dilutive securities excluded from computation of earnings per share	27,628,529	31,314,375	55,838,128
Preferred Stock [Member]
Anti dilutive securities excluded from computation of earnings per share	299,223,134	859,677,553	644,269,726